SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH   DECEMBER 1998

THE CENTRAL EUROPEAN EQUITY, INC.
(Name of registered closed-end investment company)

               			    Approx Asset
Date	           Number   Price   Value or Approx   Seller
Each   Ident    Shares    Per       Asset Cov/Shr     or Seller's
Trans  Sec     Purch      Share  at Time of Purch   Broker


12-1     CEE   5000     12.5625        15.06	   Bear Stearns
12-2	" "       5000     12.4375        15.04                " "
12-3	" "       5000     12.3163        15.11                " "
12-4	" "       5000     12.25            15.28                " "
12-7	" "       5400     12.4259        15.53                " "
12-8	" "       5400     12.3218        15.52                " "
12-9	" "       5400     12.375          15.61                " "
12-10	" "       5400     12.50            15.69                " "
12-11	" "       5400     12.4711        15.46                " "
12-15	" "       6400     12.207          15.41                " "
12-17	" "       6400     12.50            15.69                " "
12-18	" "       6400     12.4473        15.77                " "
12-21	" "       7200     12.6589        16.19                " "
12-22	" "       7200     12.934          16.26                " "
12-23	" "       7200     12.8377        16.55                " "
12-24	" "       7200     12.9375        16.50                " "
12-28	" "       6900     13.0652        16.70                " "
12-29	" "       7400     13.136          16.70                " "
12-30	" "       7400     13.125          16.75                " "
12-31	" "       7400     13.2458        16.68                " "

The Central European Equity Fund, Inc.
Name of Registrant
By Laura Weber - Assistant Treasurer
Date of Statement          1/11/99